Stock Options - Summary of stock options (Details) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended	12 Months Ended
	Dec. 21, 2023	Apr. 10, 2023	Apr. 07, 2022	Jan. 04, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Options outstanding at the beginning					509,133	59,067	61,567
Options granted				5,000		455,066	5,000
Less: options forfeited						(5,000)
Less: options expired/cancelled							(7,500)
Options outstanding at the end					509,133	509,133	59,067	61,567
Options exercisable at the end					454,600	138,600
Weighted-Average Fair Value at Grant Date
Options outstanding at the beginning (in dollars per share)					$ 4.75	$ 34.02	$ 33.8
Options granted (in dollars per share)				$ 33.4		1.27	33.4
Less: options forfeited (in dollars per share)						(33.4)
Less: options expired/cancelled (in dollars per share)							(32.1)
Options outstanding at the end (in dollars per share)					4.75	4.75	$ 34.02	$ 33.8
Options exercisable at the end (in dollars per share)					$ 5.15	$ 14.15
Weighted-Average Remaining Contractual Term (Years) and Aggregate Intrinsic Value
Options outstanding at the beginning (in years)					8 years 8 months 15 days	9 years 5 months 15 days	8 years 3 months 14 days	9 years 2 months 23 days
Options outstanding and exercisable at the beginning (in dollars)						$ 66
Options outstanding at the ending (in years)					8 years 8 months 15 days	9 years 5 months 15 days	8 years 3 months 14 days	9 years 2 months 23 days
Options exercisable at the end (in years)					8 years 7 months 24 days	8 years 10 months 24 days
Options outstanding at the end (in dollars)						$ 66
Director [Member] | Share-Based Payment Arrangement, Employee [Member]
Number of Shares
Options granted	160,000	156,000
Weighted-Average Fair Value at Grant Date
Options granted (in dollars per share)		$ 0.99
Executive and Employees [Member] | Share-Based Payment Arrangement, Employee [Member]
Weighted-Average Fair Value at Grant Date
Options granted (in dollars per share)		$ 1.01
Common Stock [Member]
Number of Shares
Less: options exercised							(2,331)
Restricted Stock Units
Number of Shares
Options outstanding at the beginning						40,238	11,642
Options granted			24,876				30,927
Options outstanding at the end							40,238	11,642
Weighted-Average Fair Value at Grant Date
Options outstanding at the beginning (in dollars per share)						$ 16.87	$ 32.9
Options granted (in dollars per share)			$ 11.9				11.9
Less: RSU's vested						$ 16.87	30.9
Options outstanding at the end (in dollars per share)							$ 16.87	$ 32.9
Restricted Stock Units | Tania King
Number of Shares
Options granted			6,050
Weighted-Average Fair Value at Grant Date
Options granted (in dollars per share)			$ 11.9